Consolidated Cash Flow Statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net profit/(loss) for the period	€ (583,194)	€ (383,577)	€ (418,955)
Reversal of finance income	(52,181)	(59,718)	(1,812)
Reversal of finance expenses	50,487	3,911	80,842
Reversal of gain and loss on disposal of property, plant and equipment	22
Reversal of tax charge	5,377	(367)	(219)
Increase/(decrease) in provisions	6,145	1,193
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(2,547)	(2,365)	(3,499)
Share of profit/(loss) of associate	17,697	(12,041)	9,524
Share-based payment	64,180	66,830	53,170
Depreciation	17,514	14,946	9,448
Amortization	444	445
Changes in working capital:
Inventories	(55,268)	(75,405)
Receivables	(11,531)	(6,659)	(1,996)
Prepayments	(6,409)	(11,238)	(6,357)
Contract liabilities (deferred income)	8,648	5,202	(495)
Trade payables, accrued expenses and other payables	45,943	39,186	7,884
Cash flows generated from/(used in) operations	(494,673)	(419,657)	(272,465)
Finance income received	8,271	3,697	1,326
Finance expenses paid	(9,294)	(1,841)	(1,504)
Income taxes received/(paid)	(3)	152	1,095
Cash flows from/(used in) operating activities	(495,699)	(417,649)	(271,548)
Investing activities
Investment in associate		(10,187)
Acquisition of property, plant and equipment	(14,489)	(23,704)	(19,860)
Reimbursement from acquisition of property, plant and equipment	9,535		5,054
Development expenditures (software)		(530)	(1,692)
Purchase of marketable securities	(213,842)	(226,038)	(537,752)
Settlement of marketable securities	280,528	149,880	263,051
Cash flows from/(used in) investing activities	61,732	(110,579)	(291,199)
Financing activities
Payment of principal portion of lease liabilities	(6,356)	(6,429)	(4,774)
Net proceeds from convertible senior notes	503,281
Proceeds from exercise of warrants	5,153	11,537	26,882
Net proceeds from follow-on public offerings		367,884	580,542
Acquisitions of treasury shares, net of transaction costs	(105,305)	(21,605)
Cash flows from/(used in) financing activities	396,773	351,387	602,650
Increase/(decrease) in cash and cash equivalents	(37,194)	(176,841)	39,903
Cash and cash equivalents at January 1	446,267	584,517	598,106
Effect of exchange rate changes on balances held in foreign currencies	35,694	38,591	(53,492)
Bank deposits	427,810	441,736	581,872
Short-term marketable securities	16,957	4,531	2,645
Cash and cash equivalents at December 31	€ 444,767	€ 446,267	€ 584,517